Other liabilities - Fixed concession fee payable (Details) - 12 months ended Dec. 31, 2018 R$ in Thousands, $ in Thousands	BRL (R$) installment	USD ($)
Brasilia Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	R$ 4,501,132	$ 1,161,732
Number of annual installments	25
Annual fee payment percentage	2.00%
Concession fee percentage	4.50%
Natal Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	R$ 1,755	$ 6,800